INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Inventory

	December 31,
	2013	2012

Raw materials	$2,189	$2,060
Work in process	232	135
Finished goods	3,617	1,787

	$6,038	$3,982